Stockholders' Equity - Summary of Company's Outstanding Common Stock Warrants (Detail) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Number of warrants outstanding	9,626	9,626	9,842
Private Placement Series A [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 16, 2018	Apr. 16, 2018
Exercise Price	$ 3.40	$ 3.40
Number of warrants outstanding	1,460	1,460	1,460
2013 Private Placement [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Sep. 23, 2018	Sep. 23, 2018
Exercise Price	$ 2.80	$ 2.80
Number of warrants outstanding	147	147	147
2014 Public Offering [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Feb. 18, 2019	Feb. 18, 2019
Exercise Price	$ 2.75	$ 2.75
Number of warrants outstanding	1,872	1,872	1,872
2014 Public Offering [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Feb. 11, 2019	Feb. 11, 2019
Exercise Price	$ 2.56	$ 2.56
Number of warrants outstanding	293	293	293
2014 Private Placement [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Aug. 28, 2019	Aug. 28, 2019
Exercise Price	$ 2.90	$ 2.90
Number of warrants outstanding	2,700	2,700	2,700
2014 Private Placement [Member]
Class of Warrant or Right [Line Items]
Expiration Date		Jun. 14, 2017
Exercise Price		$ 3.70
Number of warrants outstanding			216
2015 Private Placement [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Mar. 25, 2020	Mar. 25, 2020
Exercise Price	$ 1.71	$ 1.71
Number of warrants outstanding	2,920	2,920	2,920
2015 Private Placement [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Mar. 20, 2020	Mar. 20, 2020
Exercise Price	$ 2.13	$ 2.13
Number of warrants outstanding	234	234	234